10. INVESTMENT IN ASSOCIATES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Balance-beginning of period	$ 172,711	$ 167,055
Share issue proceeds	13,955	8,841
Net loss	(14,168)	(17,343)
Balance-end of period	$ 183,952	$ 172,711
Denison ownership interest	18.72%	20.68%
Investment in GoviEx	$ 4,203	$ 4,692
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Balance-beginning of period	20,694	17,240
Share issue proceeds	5,796	3,440
Contributed surplus change	0	95
Share-based payment reserve change	746	311
Net loss	(3,632)	(392)
Balance-end of period	$ 23,604	$ 20,694
Denison ownership interest	18.72%	20.68%
Denison share of net assets of GoviEx	$ 4,419	$ 4,280
Other adjustments	(216)	412
Investment in GoviEx	$ 4,203	$ 4,692	$ 0